PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	June 30,	December 31,
	2021	2020

Office, equipment and facilities	$10,587	$10,796
Internal-use software	2,071	1,449
Vehicles	1,941	1,958
Leasehold improvements	2,625	2,972
	17,224	17,175
Less: accumulated depreciation and amortization	12,097	11,650
Total property and equipment, net	$5,127	$5,525

Depreciation and amortization expense are $985 and $1,029 for the periods ended June 30, 2021 and 2020, respectively.